CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

EXHIBIT 99.3

17. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

In July 2014 and June 2013, the Co-Issuers issued the Senior Notes. The Senior Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by SMLP and the Guarantor Subsidiaries (see Note 9).

The following supplemental condensed consolidating financial information reflects SMLP's separate accounts, the combined accounts of the Co-Issuers, the combined accounts of the Guarantor Subsidiaries, the combined accounts of the Non-Guarantor Subsidiaries and the consolidating adjustments for the dates and periods indicated.  For purposes of the following consolidating information:

•	each of SMLP and the Co-Issuers account for their subsidiary investments, if any, under the equity method of accounting and
•

the balances and results of operations associated with the assets, liabilities and expenses that were carved out of Summit Investments and allocated to SMLP in connection with the 2016 Drop Down have been attributed to SMLP during the common control period.

Condensed Consolidating Balance Sheets.  Balance sheets as of December 31, 2016 and 2015 follow.

	December 31, 2016
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$698	$51	$5,647	$1,032	$—	$7,428
Accounts receivable	53	—	89,584	7,727	—	97,364
Other current assets	1,526	—	2,328	455	—	4,309
Due from affiliate	14,896	38,013	369,995	—	(422,904)	—
Total current assets	17,173	38,064	467,554	9,214	(422,904)	109,101
Property, plant and equipment, net	2,266	—	1,440,180	411,225	—	1,853,671
Intangible assets, net	—	—	396,930	24,522	—	421,452
Goodwill	—	—	16,211	—	—	16,211
Investment in equity method investees	—	—	—	707,415	—	707,415
Other noncurrent assets	1,993	5,198	138	—	—	7,329
Investment in subsidiaries	2,132,757	3,347,393	—	—	(5,480,150)	—
Total assets	$2,154,189	$3,390,655	$2,321,013	$1,152,376	$(5,903,054)	$3,115,179

Liabilities and Partners' Capital
Trade accounts payable	$978	$—	$9,901	$5,372	$—	$16,251
Accrued expenses	2,399	114	6,069	2,807	—	11,389
Due to affiliate	408,266	—	—	14,896	(422,904)	258
Ad valorem taxes payable	16	—	9,717	855	—	10,588
Accrued interest	—	17,483	—	—	—	17,483
Accrued environmental remediation	—	—	—	4,301	—	4,301
Other current liabilities	6,718	—	3,798	955	—	11,471
Total current liabilities	418,377	17,597	29,485	29,186	(422,904)	71,741
Long-term debt	—	1,240,301	—	—	—	1,240,301
Deferred Purchase Price Obligation	563,281	—	—	—	—	563,281
Deferred revenue	—	—	57,465	—	—	57,465
Noncurrent accrued environmental remediation	—	—	—	5,152	—	5,152
Other noncurrent liabilities	2,858	—	4,602	106	—	7,566
Total liabilities	984,516	1,257,898	91,552	34,444	(422,904)	1,945,506

Total partners' capital	1,169,673	2,132,757	2,229,461	1,117,932	(5,480,150)	1,169,673
Total liabilities and partners' capital	$2,154,189	$3,390,655	$2,321,013	$1,152,376	$(5,903,054)	$3,115,179

	December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$73	$12,407	$6,930	$2,383	$—	$21,793
Accounts receivable	—	—	84,021	5,560	—	89,581
Other current assets	540	—	2,672	361	—	3,573
Due from affiliate	3,168	151,443	207,651	—	(362,262)	—
Total current assets	3,781	163,850	301,274	8,304	(362,262)	114,947
Property, plant and equipment, net	1,178	—	1,462,623	348,982	—	1,812,783
Intangible assets, net	—	—	438,093	23,217	—	461,310
Goodwill	—	—	16,211	—	—	16,211
Investment in equity method investees	—	—	—	751,168	—	751,168
Other noncurrent assets	3,480	4,611	162	—	—	8,253
Investment in subsidiaries	2,438,395	3,222,187	—	—	(5,660,582)	—
Total assets	$2,446,834	$3,390,648	$2,218,363	$1,131,671	$(6,022,844)	$3,164,672

Liabilities and Partners' Capital
Trade accounts payable	$482	$—	$18,489	$21,837	$—	$40,808
Accrued expenses	1,478	—	4,832	466	—	6,776
Due to affiliate	360,243	—	—	3,168	(362,262)	1,149
Deferred revenue	—	—	677	—	—	677
Ad valorem taxes payable	9	—	9,881	381	—	10,271
Accrued interest	—	17,483	—	—	—	17,483
Accrued environmental remediation	—	—	—	7,900	—	7,900
Other current liabilities	3,080	—	2,573	868	—	6,521
Total current liabilities	365,292	17,483	36,452	34,620	(362,262)	91,585
Long-term debt	332,500	934,770	—	—	—	1,267,270
Deferred revenue	—	—	45,486	—	—	45,486
Noncurrent accrued environmental remediation	—	—	—	5,764	—	5,764
Other noncurrent liabilities	1,743	—	5,503	22	—	7,268
Total liabilities	699,535	952,253	87,441	40,406	(362,262)	1,417,373

Total partners' capital	1,747,299	2,438,395	2,130,922	1,091,265	(5,660,582)	1,747,299
Total liabilities and partners' capital	$2,446,834	$3,390,648	$2,218,363	$1,131,671	$(6,022,844)	$3,164,672

Condensed Consolidating Statements of Operations.  For the purposes of the following condensed consolidating statements of operations, we allocate general and administrative expenses recognized at the SMLP parent to the Guarantor Subsidiaries and Non-Guarantor Subsidiaries to reflect what those entities' results would have been had they operated on a stand-alone basis.  Statements of operations for the years ended December 31, 2016, 2015 and 2014 follow.

	Year ended December 31, 2016
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$288,399	$57,562	$—	$345,961
Natural gas, NGLs and condensate sales	—	—	35,833	—	—	35,833
Other revenues	—	—	18,225	2,343	—	20,568
Total revenues	—	—	342,457	59,905	—	402,362
Costs and expenses:
Cost of natural gas and NGLs	—	—	27,421	—	—	27,421
Operation and maintenance	—	—	84,632	10,702	—	95,334
General and administrative	—	—	43,612	8,798	—	52,410
Depreciation and amortization	580	—	98,891	12,768	—	112,239
Transaction costs	1,321	—	—	—	—	1,321
Loss (gain) on asset sales, net	—	—	99	(6)	—	93
Long-lived asset impairment	—	—	1,235	529	—	1,764
Total costs and expenses	1,901	—	255,890	32,791	—	290,582
Other income	116	—	—	—	—	116
Interest expense	(1,441)	(62,369)	—	—	—	(63,810)
Deferred Purchase Price Obligation expense	(55,854)	—	—	—	—	(55,854)
(Loss) income before income taxes and loss from equity method investees	(59,080)	(62,369)	86,567	27,114	—	(7,768)
Income tax expense	(75)	—	—	—	—	(75)
Loss from equity method investees	—	—	—	(30,344)	—	(30,344)
Equity in earnings of consolidated subsidiaries	20,968	83,337	—	—	(104,305)	—
Net (loss) income	$(38,187)	$20,968	$86,567	$(3,230)	$(104,305)	$(38,187)

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$310,830	$26,989	$—	$337,819
Natural gas, NGLs and condensate sales	—	—	42,079	—	—	42,079
Other revenues	—	—	18,411	2,248	—	20,659
Total revenues	—	—	371,320	29,237	—	400,557
Costs and expenses:
Cost of natural gas and NGLs	—	—	31,398	—	—	31,398
Operation and maintenance	—	—	87,286	7,700	—	94,986
General and administrative	—	—	37,926	7,182	—	45,108
Depreciation and amortization	603	—	95,586	8,928	—	105,117
Transaction costs	1,342	—	—	—	—	1,342
Environmental remediation	—	—	—	21,800	—	21,800
Gain on asset sales, net	—	—	(172)	—	—	(172)
Long-lived asset impairment	—	—	9,305	—	—	9,305
Goodwill impairment	—	—	248,851	—	—	248,851
Total costs and expenses	1,945	—	510,180	45,610	—	557,735
Other income	2	—	—	—	—	2
Interest expense	(10,494)	(48,598)	—	—	—	(59,092)
Loss before income taxes and loss from equity method investees	(12,437)	(48,598)	(138,860)	(16,373)	—	(216,268)
Income tax benefit	603	—	—	—	—	603
Loss from equity method investees	—	—	—	(6,563)	—	(6,563)
Equity in earnings of consolidated subsidiaries	(210,394)	(161,796)	—	—	372,190	—
Net loss	$(222,228)	$(210,394)	$(138,860)	$(22,936)	$372,190	$(222,228)

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$255,211	$12,267	$—	$267,478
Natural gas, NGLs and condensate sales	—	—	97,094	—	—	97,094
Other revenues	—	—	20,398	2,199	—	22,597
Total revenues	—	—	372,703	14,466	—	387,169
Costs and expenses:
Cost of natural gas and NGLs	—	—	72,415	—	—	72,415
Operation and maintenance	—	—	88,927	5,942	—	94,869
General and administrative	—	—	40,447	2,834	—	43,281
Depreciation and amortization	588	—	86,762	3,528	—	90,878
Transaction costs	2,985	—	—	—	—	2,985
Environmental remediation	—	—	—	5,000	—	5,000
Loss on asset sales, net	—	—	442	—	—	442
Long-lived asset impairment	—	—	5,505	—	—	5,505
Goodwill impairment	—	—	54,199	—	—	54,199
Total costs and expenses	3,573	—	348,697	17,304	—	369,574
Other income	—	—	1,189	—	—	1,189
Interest expense	(8,417)	(40,169)	—	—	—	(48,586)
(Loss) income before income taxes and loss from equity method investees	(11,990)	(40,169)	25,195	(2,838)	—	(29,802)
Income tax (expense) benefit	(1,680)	—	826	—	—	(854)
Loss from equity method investees	—	—	—	(16,712)	—	(16,712)
Equity in earnings of consolidated subsidiaries	(33,698)	6,471	—	—	27,227	—
Net (loss) income	$(47,368)	$(33,698)	$26,021	$(19,550)	$27,227	$(47,368)

Condensed Consolidating Statements of Cash Flows.  Statements of cash flows for the years ended December 31, 2016, 2015 and 2014 follow.

	Year ended December 31, 2016
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$9,691	$(58,254)	$198,991	$80,067	$—	$230,495

Cash flows from investing activities:
Capital expenditures	(1,668)	—	(49,378)	(91,673)	—	(142,719)
Contributions to equity method investees	—	—	—	(31,582)	—	(31,582)
Acquisitions of gathering systems from affiliate, net of acquired cash	(359,431)	—	—	—	—	(359,431)
Other, net	(394)	—	—	—	—	(394)
Advances to affiliates	(15,697)	(255,070)	(150,775)	—	421,542	—
Net cash used in investing activities	(377,190)	(255,070)	(200,153)	(123,255)	421,542	(534,126)

Cash flows from financing activities:
Distributions to unitholders	(167,504)	—	—	—	—	(167,504)
Borrowings under Revolving Credit Facility	12,000	508,300	—	—	—	520,300
Repayments under Revolving Credit Facility	—	(204,300)	—	—	—	(204,300)
Debt issuance costs	—	(3,032)	—	—	—	(3,032)
Proceeds from issuance of common units, net	125,233	—	—	—	—	125,233
Contribution from General Partner	2,702	—	—	—	—	2,702
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(12,000)	—	—	24,214	—	12,214
Expenses paid by Summit Investments on behalf of contributed subsidiaries	3,030	—	—	1,791	—	4,821
Other, net	(1,182)	—	(121)	135	—	(1,168)
Advances from affiliates	405,845	—	—	15,697	(421,542)	—
Net cash provided by (used in) financing activities	368,124	300,968	(121)	41,837	(421,542)	289,266
Net change in cash and cash equivalents	625	(12,356)	(1,283)	(1,351)	—	(14,365)
Cash and cash equivalents, beginning of period	73	12,407	6,930	2,383	—	21,793
Cash and cash equivalents, end of period	$698	$51	$5,647	$1,032	$—	$7,428

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$409	$(46,716)	$202,324	$35,358	$—	$191,375

Cash flows from investing activities:
Capital expenditures	(429)	—	(118,458)	(153,338)	—	(272,225)
Contributions to equity method investees	—	—	—	(86,200)	—	(86,200)
Acquisitions of gathering systems from affiliate, net of acquired cash	(288,618)	—	—	—	—	(288,618)
Other, net	—	—	323	—	—	323
Advances to affiliates	(2,589)	(88,221)	(110,003)	—	200,813	—
Net cash used in investing activities	(291,636)	(88,221)	(228,138)	(239,538)	200,813	(646,720)

Cash flows from financing activities:
Distributions to unitholders	(152,074)	—	—	—	—	(152,074)
Borrowings under Revolving Credit Facility	180,000	187,000	—	—	—	367,000
Repayments under Revolving Credit Facility	(100,000)	(51,000)	—	—	—	(151,000)
Repayments under term loan	(182,500)	—	—	—	—	(182,500)
Debt issuance costs	(135)	(277)	—	—	—	(412)
Proceeds from issuance of common units, net	221,977	—	—	—	—	221,977
Contribution from General Partner	4,737	—	—	—	—	4,737
Cash advance from Summit Investments to contributed subsidiaries, net	102,500	—	21,719	196,308	—	320,527
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,655	—	3,864	6,360	—	22,879
Other, net	(1,615)	—	(192)	—	—	(1,807)
Advances from affiliates	198,224	—	—	2,589	(200,813)	—
Net cash provided by financing activities	283,769	135,723	25,391	205,257	(200,813)	449,327
Net change in cash and cash equivalents	(7,458)	786	(423)	1,077	—	(6,018)
Cash and cash equivalents, beginning of period	7,531	11,621	7,353	1,306	—	27,811
Cash and cash equivalents, end of period	$73	$12,407	$6,930	$2,383	$—	$21,793

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(3,658)	$(30,689)	$179,685	$7,615	$—	$152,953

Cash flows from investing activities:
Capital expenditures	(460)	—	(220,360)	(122,560)	—	(343,380)
Initial contribution to Ohio Gathering	—	—	—	(8,360)	—	(8,360)
Acquisition of Ohio Gathering Option	—	—	—	(190,000)	—	(190,000)
Option Exercise	—	—	—	(382,385)	—	(382,385)
Contributions to equity method investees	—	—	—	(145,131)	—	(145,131)
Acquisition of gathering systems	—	—	(10,872)	—	—	(10,872)
Acquisitions of gathering systems from affiliate, net of acquired cash	(305,000)	—	—	—	—	(305,000)
Other, net	—	—	325	—	—	325
Advances to affiliates	(183)	(174,495)	(47,271)	—	221,949	—
Net cash used in investing activities	(305,643)	(174,495)	(278,178)	(848,436)	221,949	(1,384,803)

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(122,224)	—	—	—	—	(122,224)
Borrowings under Revolving Credit Facility	57,000	237,295	—	—	—	294,295
Repayments under Revolving Credit Facility	(115,000)	(315,295)	—	—	—	(430,295)
Borrowings under term loan	400,000	—	—	—	—	400,000
Repayments under term loan	(100,000)	—	—	—	—	(100,000)
Debt issuance costs	(3,003)	(5,320)	—	—	—	(8,323)
Proceeds from issuance of common units, net	197,806	—	—	—	—	197,806
Contribution from General Partner	4,235	—	—	—	—	4,235
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(242,000)	—	81,421	834,962	—	674,383
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,845	—	10,483	1,556	—	24,884
Issuance of senior notes	—	300,000	—	—	—	300,000
Repurchase of equity-based compensation awards	(228)	—	—	—	—	(228)
Other, net	(656)	—	—	—	—	(656)
Advances from affiliates	221,766	—	—	183	(221,949)	—
Net cash provided by financing activities	310,541	216,680	91,904	836,701	(221,949)	1,233,877
Net change in cash and cash equivalents	1,240	11,496	(6,589)	(4,120)	—	2,027
Cash and cash equivalents, beginning of period	6,291	125	13,942	5,426	—	25,784
Cash and cash equivalents, end of period	$7,531	$11,621	$7,353	$1,306	$—	$27,811

EX 99.3-1